Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Abstract]
Working capital deficit	$ 2,935,317
Net loss	(1,500,191)	$ (3,235,175)	$ (2,167,611)
Operating cash outflow	(1,000,014)	(1,576,129)	(11,205,424)
Restricted cash	158,865	203,779
Allowance for credit losses	254,292	$ 34,730	$ 1,652
Translation of foreign currencies	$ 1
Operating segment	1